STOCK-BASED COMPENSATION - Ensysce Biosciences, Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION

In 2016, the Company adopted the Ensysce Biosciences, Inc. 2016 Stock Incentive Plan (the “2016 Plan”). The 2016 Plan, as amended in 2019, allows for the issuance of up to 100,000,000 shares of the Company’s common stock pursuant to the grant of non-statutory stock options, incentive stock options and other equity awards. Grants pursuant to the 2016 Plan may be made to the Company’s employees, directors, and consultants. As of December 31, 2020 and 2019, options outstanding under the 2016 Plan totaled 61,265,500 and 78,265,500, respectively. In February 2019, the Board and stockholders authorized an increase in the shares reserved under the 2016 Plan from 75,000,000 to 100,000,000.

In March 2019, the Company adopted the 2019 Directors Plan (the “2019 Plan”), which was amended in August 2020. The 2019 Plan as amended allows for the issuance of up to 2,500,000 shares of the Company’s common stock pursuant to the grant of non-statutory stock options. As of December 31, 2020 and 2019, options outstanding under the 2019 Plan totaled 2,300,000 and 300,000, respectively.

In addition to the 2016 Plan and the 2019 Plan, as of December 31, 2020 and 2019, options outstanding under two legacy equity incentive plans (the “Legacy Plans”) totaled 8,247,669 and 8,293,204, respectively. No additional equity awards may be made under the Legacy Plans and the outstanding options will expire if unexercised by certain dates through August 2024.

Option Activity

During the year ended December 31, 2019, the Company granted fully vested stock options to purchase an aggregate of 45,300,000 shares of common stock, including an option granted to the Company’s Chief Executive Officer to purchase 10,100,000 shares of common stock and options granted to directors and consultants to purchase an aggregate of 35,200,000 shares of common stock.

During the year ended December 31, 2020, the Company granted stock options to purchase an aggregate of 2,000,000 shares of common stock to members of the board of directors. The options vest over three years and have an exercise price of $0.22 per share.

The Company recognized within general and administrative expense stock-based compensation expense of approximately $178,679 and $6,035,433 for the years ended December 31, 2020 and 2019, respectively. During the years ended December 31, 2020 and 2019, there was no stock-based compensation allocated to research and development expense.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the Company’s stock option activities for the years ended December 31, 2020 and 2019:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2018	43,544,606	$0.13	7.3	$2,209,192
Granted	45,300,000	$0.17	9.2
Expired / Forfeited	(1,985,902)	$0.03		$285,269
Outstanding at December 31, 2019	86,858,704	$0.15	8.0	$1,923,924
Granted	2,000,000	$0.22	9.3
Expired / Forfeited	(17,045,535)	$0.16		$106,541
Outstanding at December 31, 2020	71,813,169	$0.15	6.8	$1,817,383
Exercisable at December 31, 2020	67,479,826	$0.15	6.7	$1,700,715
Vested and expected to vest	71,813,169	$0.15	6.8	$1,817,383

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

	For the years ended December 31,
	2020	2019
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	124.0%	105.0%
Risk-free interest rate	0.27% - 1.52%	2.21% - 2.56%
Stock price	$0.17	$0.17
Expected term (years)	5.8	5.0

●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.
●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.
●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.
●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.

The weighted-average grant date fair value of options granted during the years ended December 31, 2020 and 2019 was $0.14 and $0.13, respectively.

As of December 31, 2020 and 2019 the Company had an aggregate of $159,453 and $48,438 of unrecognized share-based compensation cost, respectively, which is expected to be recognized over the weighted average period of 2.38 years.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION

In 2016, the Company adopted the Ensysce Biosciences, Inc. 2016 Stock Incentive Plan (the “2016 Plan”). In February 2019, the Board and stockholders authorized an increase in the shares reserved under the 2016 Plan from 75,000,000 to 100,000,000. The 2016 Plan, as amended, allows for the issuance of non-statutory stock options, incentive stock options and other equity awards. Grants pursuant to the 2016 Plan may be made to the Company’s employees, directors, and consultants.

In March 2019, the Company adopted the 2019 Directors Plan, which was amended in August 2020. The 2019 Directors Plan, as amended, allows for the issuance of up to 2,500,000 shares of the Company’s common stock pursuant to the grant of non-statutory stock options.

In addition to the 2016 Plan and the 2019 Directors Plan, the Company has two legacy equity incentive plans (the “Legacy Plans”). No additional equity awards may be made under the Legacy Plans and the outstanding options will expire if unexercised by certain dates through August 2024.

As of March 31, 2021 and December 31, 2020, the options outstanding under each plan were as follows:

	March 31,	December 31,
	2021	2020
Legacy Plans	4,022,288	8,247,669
2016 Plan	61,265,500	61,265,500
2019 Directors Plan	2,200,000	2,300,000
Total options outstanding	67,487,788	71,813,169

Option Activity

During the three months ended March 31, 2020, the Company granted stock options to purchase an aggregate of 1,000,000 shares of common stock to a member of the board of directors. The options vest over three years and have an exercise price of $0.22 per share.

The Company recognized within general and administrative expense stock-based compensation expense of $43,820 and $32,486 for the three months ended March 31, 2021 and 2020, respectively. During the three months ended March 31, 2021 and 2020, there was no stock-based compensation allocated to research and development expense.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the Company’s stock option activity the three months ended March 31, 2021:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2020	71,813,169	$0.15	6.8	$1,817,383
Granted	-	$-		$-
Exercised	(4,325,381)	$0.06		$472,453
Expired / Forfeited	-	$-		$-
Outstanding at March 31, 2021	67,487,788	$0.16	7.0	$1,344,930
Exercisable at March 31, 2021	65,543,350	$0.16	6.9	$1,328,263
Vested and expected to vest	67,487,788	$0.16	7.0	$1,344,930

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

Three months ended
March 31, 2021
Stock price	$0.17
Exercise price	$0.22
Expected stock price volatility	124.0%
Expected term (years)	5.8
Risk-free interest rate	1.52%
Expected dividend yield	0%

●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.
●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.
●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.
●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

The weighted-average grant date fair value of options granted during the three months ended March 31, 2020 was $0.15. There were no options granted during the three months ended March 31, 2021.

As of March 31, 2021, the Company had an aggregate of $115,633 of unrecognized share-based compensation cost, which is expected to be recognized over the weighted average period of 2.1 years.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Shares Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

March 31, 2021
Stock options outstanding	67,487,788
Stock options available for future grant under 2016 Plan	38,734,500
Stock options available for future grant under 2019 Directors Plan	200,000
Warrants oustanding	300,000
Total shares of common stock reserved for future issuance	106,722,288